Siren DIVCON Leaders Dividend ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Communications - 0.1%
Fox Corp. - Class A	998	$72,924

Consumer Discretionary - 1.5%
PulteGroup, Inc.	9,005	1,055,926

Consumer Staples - 3.7%
Costco Wholesale Corp.	2,981	2,570,636

Energy - 1.0%
Marathon Petroleum Corp.	4,231	688,087

Financials - 20.6%
Allstate Corp.	5,872	1,222,257
Bank of America Corp.	22,195	1,220,725
Broadridge Financial Solutions, Inc.	5,364	1,197,084
Chubb Ltd.	3,254	1,015,638
Globe Life, Inc.	7,841	1,096,642
Goldman Sachs Group, Inc.	1,476	1,297,404
Hartford Insurance Group, Inc.	6,558	903,692
Mastercard, Inc. - Class A	2,318	1,323,300
Moody's Corp.	2,435	1,243,920
MSCI, Inc.	2,250	1,290,893
S&P Global, Inc.	2,557	1,336,263
Verisk Analytics, Inc.	34	7,605
Visa, Inc. - Class A	3,521	1,234,850
		14,390,273

Health Care - 7.5%
Abbott Laboratories	9,861	1,235,485
Eli Lilly & Co.	1,227	1,318,632
McKesson Corp.	1,560	1,279,652
ResMed, Inc.	835	201,127
Thermo Fisher Scientific, Inc.	2,136	1,237,705
		5,272,601

Industrials - 31.4% (a)
Allegion PLC	7,468	1,189,055
AMETEK, Inc.	5,936	1,218,720
Amphenol Corp. - Class A	9,318	1,259,235
Carrier Global Corp.	22,464	1,186,998
Cintas Corp.	7,678	1,444,002
Cummins, Inc.	2,292	1,169,951
Eaton Corp. PLC	3,175	1,011,269
EMCOR Group, Inc.	1,927	1,178,919
Expeditors International of Washington, Inc.	8,305	1,237,528
Fastenal Co.	22,594	906,697
Hubbell, Inc.	3,535	1,569,929
Jacobs Solutions, Inc.	5,878	778,600
Lennox International, Inc.	2,366	1,148,882
Northrop Grumman Corp.	2,156	1,229,373
Parker-Hannifin Corp.	1,406	1,235,818
Quanta Services, Inc.	6,787	2,864,521
W.W. Grainger, Inc.	1,303	1,314,792
		21,944,289

Technology - 29.7% (a)
Accenture PLC - Class A	2,579	691,946
Analog Devices, Inc.	4,287	1,162,634
Apple, Inc.	4,509	1,225,817
Applied Materials, Inc.	4,335	1,114,052
Broadcom, Inc.	12,208	4,225,189
Cognizant Technology Solutions Corp. - Class A	10,200	846,600
Intuit, Inc.	1,814	1,201,630
KLA Corp.	2,273	2,761,877
Lam Research Corp.	10,669	1,826,319
Microsoft Corp.	2,526	1,221,624
Monolithic Power Systems, Inc.	1,067	967,086
NVIDIA Corp.	18,605	3,469,832
QUALCOMM, Inc.	438	74,920
		20,789,526
TOTAL COMMON STOCKS (Cost $52,484,256)		66,784,262

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (b)	3,127,475	3,127,475
TOTAL MONEY MARKET FUNDS (Cost $3,127,475)		3,127,475

TOTAL INVESTMENTS - 100.0% (Cost $55,611,731)		69,911,737
Other Assets in Excess of Liabilities - 0.0% (c)		23,912
TOTAL NET ASSETS - 100.0%		$69,935,649

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.

Siren NexGen Economy ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communications - 4.1%
Baidu, Inc. - ADR (a)	6,759	$883,131
GMO Internet, Inc.	25,456	636,725
		1,519,856

Consumer Discretionary - 2.0%
Alibaba Group Holding Ltd. - ADR	2,621	384,186
JD.com, Inc. - ADR	12,058	346,065
		730,251

Consumer Staples - 0.9%
Walmart, Inc.	3,023	336,792

Financials - 32.8% (b)
American Express Co.	2,282	844,226
Bitdeer Technologies Group (a)	13,712	153,711
Blackrock, Inc.	537	574,773
Block, Inc. (a)	7,892	513,690
Cipher Mining, Inc. (a)	40,183	593,101
Circle Internet Group, Inc. (a)	2,667	211,493
Cleanspark, Inc. (a)	28,721	290,656
Coinbase Global, Inc. - Class A (a)	1,717	388,282
Core Scientific, Inc. (a)	8,976	130,691
Customers Bancorp, Inc. (a)	6,203	453,563
Digital Garage, Inc.	34,071	588,586
Fiserv, Inc. (a)	2,098	140,923
Galaxy Digital, Inc. - Class A (a)	11,282	252,593
Hut 8 Corp. (a)	5,784	265,717
IREN Ltd. (a)	9,028	340,988
JPMorgan Chase & Co.	2,601	838,094
MARA Holdings, Inc. (a)	62,476	561,034
Mastercard, Inc. - Class A	868	495,524
Nasdaq, Inc.	6,936	673,694
NU Holdings Ltd. - Class A (a)	39,246	656,978
PayPal Holdings, Inc.	12,394	723,562
Plus500 Ltd.	211	10,324
Riot Platforms, Inc. (a)	53,254	674,728
Robinhood Markets, Inc. - Class A (a)	3,065	346,651
Terawulf, Inc. (a)	45,883	527,196
The Bank of New York Mellon Corp.	1,798	208,730
The Goldman Sachs Group, Inc.	572	502,788
Visa, Inc. - Class A	517	181,317
		12,143,613

Industrials - 5.4%
Siemens AG	2,560	719,485
Yaskawa Electric Corp.	42,000	1,275,230
		1,994,715

Technology - 50.8% (b)
Accenture PLC - Class A	2,211	593,211
Advanced Micro Devices, Inc. (a)	2,531	542,039
Advantest Corp.	11,000	1,378,862
American Bitcoin Corp. (a)	32,020	54,434
Bullish (a)	5,387	204,006
Celestica, Inc. (a)	5,000	1,479,035
Cisco Systems, Inc.	12,279	945,851
Datasection, Inc. (a)	100,000	1,273,621
Docebo, Inc. (a)	60,000	1,332,848
Exodus Movement, Inc. - Class A (a)	9,949	147,146
Hewlett Packard Enterprise Co.	17,116	411,126
International Business Machines Corp.	1,674	495,856
Kinaxis, Inc. (a)	12,000	1,513,213
Micron Technology, Inc.	4,068	1,161,048
Microsoft Corp.	2,262	1,093,948
NVIDIA Corp.	4,681	873,007
Oracle Corp.	3,951	770,089
PKSHA Technology, Inc. (a)	55,000	1,232,444
QUALCOMM, Inc.	4,389	750,738
SAP SE - ADR	2,941	714,398
Strategy, Inc. - Class A (a)	3,647	554,162
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,507	761,852
Texas Instruments, Inc.	2,850	494,447
		18,777,381
TOTAL COMMON STOCKS (Cost $33,329,623)		35,502,608

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 12.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (c)	4,423,888	4,423,888
TOTAL MONEY MARKET FUNDS (Cost $4,423,888)		4,423,888

TOTAL INVESTMENTS - 108.0% (Cost $37,753,511)		39,926,496
Liabilities in Excess of Other Assets - (8.0)%		(2,969,310)
TOTAL NET ASSETS - 100.0%		$36,957,186

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2025:

Siren DIVCON Leaders Dividend ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,784,262	$–	$–	$60,784,262
Money Market Funds	3,127,475	–	–	3,127,475
Total Investments	$69,911,737	$–	$–	$69,911,737

Siren NexGen Economy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,502,608	$–	$–	$35,502,608
Money Market Funds	4,423,888	–	–	4,423,888
Total Investments	$39,926,496	$–	$–	$39,926,496

Refer to the Schedule of Investments for additional information.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended December 31, 2025, the Funds did not incur any interest or penalties.